Exploration and Evaluation Costs	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Exploration and Evaluation Costs
Exploration and Evaluation Costs

Exploration and Evaluation Assets
($ millions)	2018	2017
Beginning of year	838	1,066
Additions	287	224
Disposals	(23)	—
Transfers to oil and gas properties (note 9)	(79)	(377)
Expensed exploration expenditures previously capitalized	(29)	(6)
Exchange adjustments	3	(69)
End of year	997	838

The following exploration and evaluation expenses for the years ended December 31, 2018 and 2017 relate to activities associated with the exploration for and evaluation of crude oil and natural gas resources and were recorded in the Upstream Exploration and Production business.

Exploration and Evaluation Expense Summary
($ millions)	2018	2017
Seismic, geological and geophysical	102	113
Expensed drilling	41	22
Expensed land	6	11
	149	146